Segment Reporting - Schedule of Evaluates Segmental Performance (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Evaluates Segmental Performance [Line Items]
External revenues	€ 14,614	€ 79,263
Total revenue	14,614	79,263
Depreciation and amortization	(3,426)	(3,561)
Operating result (EBIT)	(30,015)	(4,960)
Financial income	38,743	23
Financial costs	(23,613)	(39,436)
Profit/Loss before tax	(14,885)	(44,373)
Income tax expenses	(120)	786
Profit/Loss for the year	14,766	45,159
Europe [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues	13,790	77,118
Inter-segment revenues	4,250	1,227
Total revenue	18,039	78,346
Earnings before interest, taxation, depreciation and amortization (EBITDA)	(25,164)	334
Depreciation and amortization	(3,346)	(3,517)
Operating result (EBIT)	(28,510)	(3,183)
Financial income	38,611	23
Financial costs	(6,916)	(34,773)
Financial result	31,694	(34,750)
Profit/Loss before tax	3,185	(37,932)
Income tax expenses	120	(786)
Profit/Loss for the year	3,305	(38,718)
North America [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues	825	1,227
Inter-segment revenues
Total revenue	825	1,227
Earnings before interest, taxation, depreciation and amortization (EBITDA)	(1,425)	(1,734)
Depreciation and amortization	(80)	(44)
Operating result (EBIT)	(1,506)	(1,778)
Financial income	132
Financial costs	(16,696)	(4,663)
Financial result	(16,565)	(4,663)
Profit/Loss before tax	(18,070)	(6,441)
Income tax expenses	(1)	0
Profit/Loss for the year	(18,071)	(6,441)
Total reportable segments [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues	14,614	78,346
Inter-segment revenues	4,250	1,227
Total revenue	18,864	79,573
Earnings before interest, taxation, depreciation and amortization (EBITDA)	(26,589)	(1,400)
Depreciation and amortization	(3,426)	(3,561)
Operating result (EBIT)	(30,015)	(4,960)
Financial income	38,743	23
Financial costs	(23,613)	(39,436)
Financial result	15,130	(39,413)
Profit/Loss before tax	(14,885)	(44,373)
Income tax expenses	120	(786)
Profit/Loss for the year	(14,766)	(45,159)
Eliminations [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues
Inter-segment revenues	(4,250)	(310)
Total revenue	(4,250)	(310)
Earnings before interest, taxation, depreciation and amortization (EBITDA)
Depreciation and amortization
Operating result (EBIT)
Financial income	(456)
Financial costs	456
Financial result
Profit/Loss before tax
Income tax expenses
Profit/Loss for the year
Total Group [Member]
Schedule of Evaluates Segmental Performance [Line Items]
External revenues	14,614	78,346
Inter-segment revenues		917
Total revenue	14,614	79,263
Earnings before interest, taxation, depreciation and amortization (EBITDA)	(26,589)	(1,400)
Depreciation and amortization	(3,426)	(3,561)
Operating result (EBIT)	(30,015)	(4,960)
Financial income	38,287	23
Financial costs	(13,157)	(39,436)
Financial result	15,130	(39,413)
Profit/Loss before tax	(14,885)	(44,373)
Income tax expenses	120	(786)
Profit/Loss for the year	€ (14,766)	€ (45,159)